Related Party Transactions (Details) - Schedule of accounts payables to related parties - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable – related parties
Total	$ 1,485,049	$ 557,584
Q Green Techcon Private Limited [Member]
Accounts payable – related parties
Total	1,361,253	557,584
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Accounts payable – related parties
Total	$ 123,796